Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 01, 2017
Registrant Name	dei_EntityRegistrantName	Strategy Shares
Central Index Key	dei_EntityCentralIndexKey	0001506213
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hss
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2017
Prospectus Date	rr_ProspectusDate	Sep. 01, 2017
US Market Rotation Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - US MARKET ROTATION STRATEGY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate was 2,875% of the average value of its portfolio for the fiscal year ending April 30, 2017.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2875.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal conditions, will invest primarily in U.S. common stock, exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”). Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in securities of U.S. companies or in other investment companies that principally invest in such securities. The Fund may also invest in foreign companies traded on a U.S. exchange (including American Depositary Receipts). The Fund’s portfolio is composed of two components: (i) the common stock component and (ii) the tactical component. The Fund’s assets may be invested in either of these two components without limit.

The Common Stock Component.

The Common Stock Component of the Fund’s portfolio will invest in companies within each of the large-cap, mid-cap and small-cap U.S. equity segments (each a “Market Segment”) that operate in each of the ten (10) sectors represented in the S&P Composite 1500Ò. A sector is a large grouping of companies operating within the market that share similar characteristics. The ten (10) sectors comprising the S&P Composite 1500Ò are: utilities, consumer staples, information technology, healthcare, financials, energy, consumer discretionary, materials, industrials, and telecommunications services (“Sectors”). The S&P Composite 1500 is comprised of the S&P 500®, the S&P MidCap 400® and S&P SmallCap 600®.

As market conditions change, the Fund intends to rotate the investment focus of the Fund so as to overweight its portfolio in companies comprising those Market Segments and Sectors that the Advisor believes offer the greatest potential for capital appreciation in the given market environment and underweight its portfolio in those Market Segments and Sectors that the Advisor believes offer the least potential for capital appreciation in that same market environment. If the Fund’s portfolio allocation to a particular Market Segment or Sector exceeds that Market Segment’s or Sector’s current weighting in the S&P Composite 1500, then the Fund will be “overweighting” that Market Segment or Sector. Similarly, if the Fund’s portfolio allocation to a specific Market Segment or Sector is less than that Market Segment’s or Sector’s current weighting in the S&P Composite 1500, then the Fund will be “underweighting” that Market Segment or Sector. The Advisor believes that these adjustments, collectively, will position the Fund for continued capital appreciation in the new market environment.

The Common Stock of the Fund’s portfolio is created using two proprietary quantitative strategies. The first strategy identifies and evaluates various factors including value, momentum, smart money (ex. tracking insider and institutional buying and selling), profitability, trading friction (ex. volume, price and beta) and growth. The second strategy utilizes a multi-factor model which analyze earnings, technical factors, valuations and industry leadership.

The Advisor retains a broad mandate and discretion to invest in companies consistent with its evaluation of the capital appreciation potential of the Market Segments and Sectors. The strategy of overweighting and underweighting Sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets in the equity securities of companies operating in one or more Sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets in an individual industry.

Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that investing in companies consistent with its ongoing evaluation of the capital appreciation potential of the Market Segments and Sectors is intrinsic to maximizing performance in the domestic equity markets.

The Tactical Component

The Tactical Component of the Fund’s portfolio invests in actively managed or index equity-based ETFs and ETNs. This portion of the Fund’s portfolio may also invest in treasury, fixed income, volatility and commodity ETFs and ETNs. The Fund may invest in fixed income ETFs and ETNs that principally invest in investment grade securities of any duration or maturity. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, if a bond has a duration of 5 years, a 1% rise in rates would result in a 5% decline in share price. If a bond has a duration of 10 years, a 1% rise in interest rates would result in a 10% decline in share price. The goal of this component of the Fund’s portfolio is to be opportunistic during market rallies and move into defensive positions during market declines though the use of three tactical strategies:

• Trend Following---The trend following models seeks to identify strong sectors to buy and weak sectors to sell. Trend following is based on the idea that strong areas of the market will remain strong and weak areas will remain weak.

• Mean Reversion---The mean reversion models look for strong sectors that appear overbought to sell and weak sectors that appear oversold to buy. Mean reversion is based on the idea that market sectors often become overextended on the upside and downside before ultimately snapping back to equilibrium.

• Intermarket Analysis---These models will analyze market sectors that are correlated or uncorrelated and look for divergences. These divergences often signal major market turning points.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in securities of U.S. companies or in other investment companies that principally invest in such securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any ETF, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate. Under certain market conditions, the Fund’s turnover may very high and considerably higher than that of other funds.

Commodities Risk. Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○ Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

▪ The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

▪ In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

ETN Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default.

Fixed Income Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates fall.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Investment Style Risk. The type of securities in which the Fund focuses may underperform other assets or the overall market.

Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. The Advisor may not successfully implement the Fund’s investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time.

Mid/Small-Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Sector Risk. If the Fund focuses its investments within a particular Sector, it is subject to increased risk. Performance will generally depend on the performance of the Sector, which may differ in direction and degree from that of the overall U.S. stock markets. In addition, financial, economic, business and political developments affecting the Sector may have a greater effect on the Fund than they would if the Fund did not focus on that Sector.

Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Underlying Fund Risk. Other investment companies including ETFs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Average Annual Total Return Table:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Updated performance information will be available at www.strategysharesetfs.com, or by calling (855) 4SS-ETFS or (855) 477-3837.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 4SS-ETFS or (855) 477-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strategysharesetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 10.55% (quarter ended March 31, 2013), and the lowest return for a quarter was (5.45%) (quarter ended September 30, 2015).

The Fund’s year-to-date return as of June 30, 2017 was 5.10%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.45%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table (for the periods ended December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
US Market Rotation Strategy ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.03%
Since Inception	rr_AverageAnnualReturnSinceInception	14.68%
US Market Rotation Strategy ETF | US Market Rotation Strategy ETF 1
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUSE
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,371
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,085
Annual Return 2013	rr_AnnualReturn2013	33.65%
Annual Return 2014	rr_AnnualReturn2014	12.00%
Annual Return 2015	rr_AnnualReturn2015	2.49%
Annual Return 2016	rr_AnnualReturn2016	6.95%
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	6.95%
Since Inception	rr_AverageAnnualReturnSinceInception	13.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2012
US Market Rotation Strategy ETF | US Market Rotation Strategy ETF 1 | Returns after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.05%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	12.15%	[3]
US Market Rotation Strategy ETF | US Market Rotation Strategy ETF 1 | Returns after taxes on distributions and sales of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.52%	[3]
EcoLogical Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: ECOLOGICAL STRATEGY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

The Fund’s portfolio turnover rate was 70% of the average value of its portfolio for the fiscal year ending April 30, 2017.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense reduction/reimbursement remains in place for the contracted period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) and, under normal conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in the exchange-listed equity securities of ecologically-focused companies.

The Fund will primarily invest (at least 65% of total assets) in the U.S. exchange-listed common stock of ecologically-focused companies organized in the U.S. (“U.S. Companies”). The Fund, however, may also invest up to 35% of total assets in the exchange-listed common stock (or the equivalent thereof) and sponsored American Depositary Receipts (“ADRs”) of ecologically-focused companies organized outside the U.S. (“Foreign Companies”). Sponsored ADRs are securities issued by a U.S. bank or trust company with the cooperation of a foreign company evidencing ownership of underlying securities issued by that foreign company. The Fund may invest in companies of all sizes.

The Advisor will apply the following ecologically-focused criteria to identify the equity securities of U.S. and Foreign Companies. Ecologically-focused companies are companies that have positioned their business to respond to increased environmental legislation, cultural shifts towards environmentally conscious consumption, and capital investments in environmentally oriented projects. These companies include, but are not limited to, all U.S. and Foreign Companies that are components of one or more well-recognized environmentally-focused indices (such as the Dow Jones Sustainability Indexes and the MSCI Global Green Building Index).

The Fund will also invest in ecologically-focused companies which are not included in a well-recognized environmentally-focused index but generate at least ⅓ of their revenues from activities aligned with one or more of the following environmental themes (“Environmental Themes”):

• Alternative renewable power such as solar, wind, geothermal, hydro or biomass;

• Alternative renewable fuel such as biofuel, biomass or hydrogen;

• Alternative engines such as electric, flywheel or micro turbines;

• Energy efficiency such as energy efficient building materials, power, lighting, heating, or fuel;

• Resource conservation/healthier use of resources such as recycling or renewable materials; and

• Healthy lifestyle such as pollution control or organic foods.

A company that is not included in a well-recognized environmentally-focused index or does not generate 1/3 of its revenue from activities aligned with one or more Environmental Themes shall also be considered an ecologically-focused company if the Advisor believes that environmentally conscious trends such as a stronger demand for chemical-free cleaning and farming, recycling, alternative fuel and energy, energy efficiency, pollution control, or environmental cleanup/restoration will positively impact that company’s future revenue (“Environmentally Conscious Companies”). Ecologically-focused companies also include those companies that the Advisor believes demonstrate sustainable environmental practices (“Other Environmental Companies”). Sustainable environmental practices include, but are not limited to, demonstrated progress in:

• Improving energy and resource efficiency;

• Reducing emissions from business operations;

• Financial and operational support of renewable materials and less polluted energy sources; or

• Using or promoting the use of efficient buildings (measured by such labels as LEED or Energy Star).

The Fund’s investment in the securities of Environmentally Conscious Companies and Other Environmental Companies will be limited to 10% of the Fund’s total assets.

The strategy of investing in ecologically-focused companies may result in the Fund investing greater than 25% of its total assets in one or more market sectors (“Sectors”). A Sector is a large grouping of companies operating within the market that share similar characteristics. The ten most commonly recognized market Sectors are: utilities, consumer staples, information technology, healthcare, financials, energy, consumer discretionary, materials, industrials, and telecommunication services. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets in an individual industry as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the U.S. Securities and Exchange Commission.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is an actively managed exchange-traded fund (“ETF”) and, under normal conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes) in the exchange-listed equity securities of ecologically-focused companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any ETF, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Ecological Investment Risk. The Fund’s ecological investment criteria limit the types of investments the Fund may make. This could cause the Fund to underperform other funds that do not have an ecological focus.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○ Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

▪ The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

▪ In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Foreign Custodial Services Risk. Custodial services are generally more expensive in foreign jurisdictions than in the U.S. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the U.S., it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Growth Investing Risk. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

Investment Style Risk. The type of securities in which the Fund focuses may underperform other assets or the overall market.

Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Management Risk. The Advisor may not successfully implement the Fund’s investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time.

Mid/Small-Cap Stock Risk. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

Sector Risk. If the Fund focuses within a particular Sector, it is subject to increased risk. Performance will generally depend on the performance of the Sector, which may differ in direction and degree from that of the overall U.S. stock markets. In addition, financial, economic, business and political developments affecting the Sector may have a greater effect on the Fund than they would if the Fund did not focus on that Sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Average Annual Total Return Table:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information will be available at www.strategysharesetfs.com or by calling (855) 4SS-ETFS or (855) 477-3837.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 4SS-ETFS or (855) 477-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strategysharesetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 8.47% (quarter ended September 30, 2013), and the lowest return for a quarter was (6.19%) (quarter ended September 30, 2015).

The Fund’s year-to-date return as of June 30, 2017 was 10.37%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.19%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table (for the periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed the benchmark index used to compare the Fund’s performance from the MSCI KLD 400 Social Index to the MSCI ACWI Index as it was determined that the MSCI ACWI Index is the appropriate broad based securities market index to compare the Fund’s performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

The Fund has changed the benchmark index used to compare the Fund’s performance from the MSCI KLD 400 Social Index to the MSCI ACWI Index as it was determined that the MSCI ACWI Index is the appropriate broad based securities market index to compare the Fund’s performance.

EcoLogical Strategy ETF | MSCI KLD 400 Social Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.22%
Since Inception	rr_AverageAnnualReturnSinceInception	13.65%
EcoLogical Strategy ETF | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.86%
Since Inception	rr_AverageAnnualReturnSinceInception	9.48%
EcoLogical Strategy ETF | EcoLogical Strategy ETF 1
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HECO
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.92%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	707
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,056
Annual Return 2013	rr_AnnualReturn2013	29.58%
Annual Return 2014	rr_AnnualReturn2014	7.96%
Annual Return 2015	rr_AnnualReturn2015	0.96%
Annual Return 2016	rr_AnnualReturn2016	12.76%
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	12.76%
Since Inception	rr_AverageAnnualReturnSinceInception	12.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2012
EcoLogical Strategy ETF | EcoLogical Strategy ETF 1 | Returns after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.30%
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%
EcoLogical Strategy ETF | EcoLogical Strategy ETF 1 | Returns after taxes on distributions and sales of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.25%
Since Inception	rr_AverageAnnualReturnSinceInception	10.01%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Rational Advisors, Inc. ("Advisor") has contractually agreed to reduce its fees and/or reimburse the Fund's expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.95% of the Fund's average annual daily net assets until August 31, 2018. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses waived and/or reimbursed under this agreement for a period of three years after the fees were waived or reimbursed, if the recapture can be achieved within the lesser of the expense limits in effect at the time of waiver and the expense limits in effect at the time of recapture.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.